UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F/A

FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2005
Check here if Amendment [x  ]; Amendment Number: _1______
   This Amendment (Check only one.):	[  ] is a restatement.
					[ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully?s Trail
	   Pittsford, New York_14534
	   Form 13F/A File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680
Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534
			11/14/05
		  [Signature]			 	[City, State]
		                [Date]

Report Type ( Check only one.):

[ x ]   13F/A HOLDINGS REPORT.  (Check here if all holdings of this reporting manager
are reported in this  report.)

[  ]   13F/A NOTICE.  (Check here if no holdings reported are in this report, and all holdings
are reported by other reporting manager(s).)

[  ]   13F/A COMBINATION REPORT.  (Check here if a portion of the holdings for
this
reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F/A File Number	Name

	28-11445			Karpus Investment Management
	[Repeat as necessary.]





FORM 13F/A SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F/A Information Table Entry Total:   181

Form 13F/A Information Table Value Total:  641,025
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings

and
list entries.]

	No.	          Form 13F/A File Number		Name

       NONE

       [Repeat as necessary.]






Form 13F Information Table







Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8








Name of Issuer
Title of
Cusip
Value
Shares Or
Investment
Other
Voting

Class

(x$1000)
Prn Amt
Discretion
Managers
Authority
1838 BOND-DEBENTURE TRADING FUND
Common Stock
282520105
255
13,800
Sole
N/a
Sole
ACM GOVERNMENT OPPORTUNITY FUND, INC.
Common Stock
000918102
2,159
278,540
Sole
N/a
Sole
ACM MANAGED INCOME FUND
Common Stock
000919100
6,146
1,697,715
Sole
N/a
Sole
ADAMS EXPRESS COMPANY
Common Stock
006212104
7,884
600,881
Sole
N/a
Sole
AIM SELECT REAL ESTATE INCOME FUND
Common Stock
00888R107
2,223
135,380
Sole
N/a
Sole
ALLIANCE WORLD DOLLAR GOVERNMENT FUND
Common Stock
018796102
150
11,970
Sole
N/a
Sole
ALLIANCE WORLD DOLLAR GOVT FUND II
Common Stock
01879R106
2,139
169,870
Sole
N/a
Sole
ALLMERICA SECURITIES TRUST
Common Stock
019921105
3,840
406,340
Sole
N/a
Sole
AMERICAN INCOME FUND, INC.
Common Stock
02672T109
2,636
326,987
Sole
N/a
Sole
AMERICAN SELECT PORTFOLIO
Common Stock
029570108
703
58,410
Sole
N/a
Sole
AMERICAN STRATEGIC INC III
Common Stock
03009T101
1,395
127,960
Sole
N/a
Sole
ASA BERMUDA LTD.
Common Stock
G3156P103
590
12,600
Sole
N/a
Sole
ASIA PACIFIC FUND, INC.
Common Stock
044901106
485
29,910
Sole
N/a
Sole
ASIA TIGERS FUND INC
Common Stock
04516T105
854
62,008
Sole
N/a
Sole
BANCROFT CONVERTIBLE FUND, INC.
Common Stock
059695106
694
37,997
Sole
N/a
Sole
BLACKROCK ADVANTAGE TERM TRUST
Common Stock
09247A101
14,090
1,380,000
Sole
N/a
Sole
BLACKROCK INCOME OPPORTUNITY TRUST
Common Stock
092475102
12,336
1,074,561
Sole
N/a
Sole
BLACKROCK INSD MUNI 2008 TR
Common Stock
09247K109
3,146
199,619
Sole
N/a
Sole
BLACKROCK MUNI TARGET TRUST
Common Stock
09247M105
18,996
1,888,250
Sole
N/a
Sole
BLACKROCK NEW YORK INSD 2008
Common Stock
09247L107
19,484
1,251,349
Sole
N/a
Sole
BLACKROCK NEW YORK MUN II
Common Stock
09249r102
452
33,000
Sole
N/a
Sole
BLACKROCK STRAT DVD ACHV TRS
Common Stock
09249Y107
1,254
90,960
Sole
N/a
Sole
BOULDER GROWTH & INCOME FUND INC.
Common Stock
101507101
542
79,730
Sole
N/a
Sole
BRANTLEY CAPITAL CORP
Common Stock
105494108
2,181
340,751
Sole
N/a
Sole
BRAZILIAN FUND INC
Common Stock
105759104
585
11,800
Sole
N/a
Sole
CAPITAL AND INC STRAT FD INC.
Common Stock
13971Y103
859
49,175
Sole
N/a
Sole
CAPITAL SOUTHWEST CORPORATION
Common Stock
140501107
422
4,953
Sole
N/a
Sole
CASTLE CONVERTIBLE FUND - FIDELITY RES
Common Stock
148443104
748
33,100
Sole
N/a
Sole
CEF WESTERN ASSET CLYMOR
Common Stock
95766Q106
558
44,840
Sole
N/a
Sole
CENTRAL SECURITIES CORP
Common Stock
155123102
1,053
41,510
Sole
N/a
Sole
CITIGROUP INVESTMENTS CORPORATE LOAN FUND
Common Stock
17307C107
1,469
112,565
Sole
N/a
Sole
COHEN & STEERS REIT & UTILITY INCOME FUND
Common Stock
19247Y108
1,409
73,595
Sole
N/a
Sole
COHEN & STEERS SEL UTILITY
Common Stock
19248A109
2,191
99,860
Sole
N/a
Sole
DEFINED STRATEGY FUND, INC.
Common Stock
24476Y100
2,344
144,265
Sole
N/a
Sole
DREMAN / CLAYMORE DIVIDEND & INCOME
Common Stock
26153R100
553
29,915
Sole
N/a
Sole
DREYFUS STRATEGIC MUNICIPALS
Common Stock
261932107
2,633
296,800
Sole
N/a
Sole
EATON VANCE SENIOR INCOME TRUST
Common Stock
27826S103
969
121,832
Sole
N/a
Sole
EATON VANCE SHORT DUR DIV IN
Common Stock
27828V104
1,071
63,595
Sole
N/a
Sole
EATON VANCE TAX ADV GL DVD O
Common Stock
27828U106
430
18,345
Sole
N/a
Sole
EMERGING MARKETS TELECOMUNICATIONS FUND
Common Stock
290890102
2,911
258,549
Sole
N/a
Sole
EQUUS II INC
Common Stock
294766100
4,432
514,738
Sole
N/a
Sole
EUROPE FUND, INC
Common Stock
29874M103
6,366
548,281
Sole
N/a
Sole
EVERGREEN MANAGED INCOME FUND
Common Stock
30024Y104
5,319
316,594
Sole
N/a
Sole
EVERGREEN UTIL & HIGH INCOME
Common Stock
30034Q109
429
18,317
Sole
N/a
Sole
FIRST TRUST VALUE LINE DIVIDEND FUND
Common Stock
33735A100
5,060
339,793
Sole
N/a
Sole
FIRST TRUST/VALUE LINE & IBB EQ ALLOC
Common Stock
33735H105
2,373
106,051
Sole
N/a
Sole
FLOATING RATE INC STRAT II
Common Stock
339736100
296
16,850
Sole
N/a
Sole
FT DEARBORN INCOME SEC
Common Stock
347200107
3,775
256,080
Sole
N/a
Sole
GABELLI DIVIDEND & INCOME TRUST
Common Stock
36242H104
1,136
61,550
Sole
N/a
Sole
GABELLI GLOBAL MULTIMEDIA TRUST
Common Stock
36239Q109
3,670
352,893
Sole
N/a
Sole
GENERAL AMERICAN INVESTORS
Common Stock
368802104
8,430
242,030
Sole
N/a
Sole
GREATER CHINA FUND
Common Stock
39167B102
205
12,240
Sole
N/a
Sole
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY
Common Stock
448918102
22,172
2,239,595
Sole
N/a
Sole
ING PRIME RATE TRUST
Common Stock
44977W106
407
59,520
Sole
N/a
Sole
INSURED MUNI INCOME FUND(NAME CHANGE 8/95)
Common Stock
45809F104
4,371
331,905
Sole
N/a
Sole
INVESTMENT GRADE MUNI INC FD(NAME CHG 8/95
Common Stock
461368102
5,059
376,395
Sole
N/a
Sole
ISHARES DOW JONES U.S. ENERGY SECTOR INDEX
Common Stock
464287796
274
3,000
Sole
N/a
Sole
ISHARES GS$ INVESTOP CORP. BD
Common Stock
464287242
12,499
114,223
Sole
N/a
Sole
ISHARES LEHMAN 20+ YEAR TREASURY BOND
Common Stock
464287432
603
6,535
Sole
N/a
Sole
ISHARES LEHMAN US TSY INFLA PROTECTED SEC
Common Stock
464287176
16,114
153,069
Sole
N/a
Sole
ISHARES MSCI AUSTRALIA
Common Stock
464286103
2,264
115,460
Sole
N/a
Sole
ISHARES MSCI CANADA
Common Stock
464286509
4,610
213,728
Sole
N/a
Sole
ISHARES MSCI EMERGING MARKETS INDEX
Common Stock
464287234
3,708
43,680
Sole
N/a
Sole
ISHARES MSCI FRANCE
Common Stock
464286707
4,588
176,745
Sole
N/a
Sole
ISHARES MSCI JAPAN INDEX FUND
Common Stock
464286848
13,783
1,130,682
Sole
N/a
Sole
ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND
Common Stock
464286665
422
4,095
Sole
N/a
Sole
ISHARES MSCI SOUTH KOREA IND
Common Stock
464286772
639
16,190
Sole
N/a
Sole
ISHARES MSCI TAIWAN INDEX FD
Common Stock
464286731
470
40,150
Sole
N/a
Sole
ISHARES MSCI UNITED KINGDOM
Common Stock
464286699
16,638
877,524
Sole
N/a
Sole
ISHARES RUSSELL 2000 INDEX FUND
Common Stock
464287655
7,326
110,347
Sole
N/a
Sole
ISHARES S&P GLOBAL ENERGY SECTOR INDEX FD
Common Stock
464287341
285
2,800
Sole
N/a
Sole
ISHARES S&P MIDCAP 400/BARRA VALUE INDEX
Common Stock
464287705
214
3,060
Sole
N/a
Sole
ISHARES S&P SMALLCAP 600/BARRA VALUE INDEX
Common Stock
464287879
213
3,330
Sole
N/a
Sole
ISHARES TR 1-3 YR TRS BD
Common Stock
464287457
1,591
19,736
Sole
N/a
Sole
J F CHINA REGION FUND, INC.
Common Stock
46614T107
245
17,800
Sole
N/a
Sole
JOHN HANCOCK BANK & THRIFT FUN
Common Stock
409735107
4,980
529,775
Sole
N/a
Sole
JOHN HANCOCK FINANCIAL
Common Stock
41014X105
290
17,884
Sole
N/a
Sole
JOHN HANCOCK PFD INCOME III
Common Stock
41021P103
503
23,500
Sole
N/a
Sole
JOHN HANCOCK PREFERRED INCOME FUND
Common Stock
41013W108
735
32,300
Sole
N/a
Sole
JOHN HANCOCK PREFERRED INCOME FUND II
Common Stock
41013X106
1,090
48,000
Sole
N/a
Sole
JOHN HANCOCK T/A DVD INCOME
Common Stock
41013V100
1,354
76,380
Sole
N/a
Sole
KOREA EQUITY FUND, INC.
Common Stock
50063B104
282
33,390
Sole
N/a
Sole
LATIN AMERICA DISCOVERY FUND
Common Stock
51828C106
441
16,184
Sole
N/a
Sole
LATIN AMERICA EQUITY FUND
Common Stock
51827Q106
4,581
147,783
Sole
N/a
Sole
LAZARD GLOBAL TOT RT & INC
Common Stock
52106W103
1,367
71,207
Sole
N/a
Sole
MANAGED MUNICIPALS PORTFOLIO INC
Common Stock
561662107
1,624
151,200
Sole
N/a
Sole
MBIA CAP/CLAYMORE MGD DUR INV GRADE MUNI
Common Stock
55266X100
4,243
327,150
Sole
N/a
Sole
MEXICO FUND
Common Stock
592835102
289
10,162
Sole
N/a
Sole
MFS CHARTER INCOME TRUST
Common Stock
552727109
9,354
1,069,083
Sole
N/a
Sole
MFS GOVERNMENT MARKETS INCOME TRUST
Common Stock
552939100
24,253
3,636,172
Sole
N/a
Sole
MFS INTERMEDIATE INCOME
Common Stock
55273C107
10,841
1,673,040
Sole
N/a
Sole
MFS MULTI MARKET INCOME FUND
Common Stock
552737108
5,558
889,250
Sole
N/a
Sole
MONTGOMERY STREET INCOME SECURITIES
Common Stock
614115103
388
22,060
Sole
N/a
Sole
MORGAN STANLEY ASIA-PACIFIC FUND
Common Stock
61744U106
9,317
632,965
Sole
N/a
Sole
MORGAN STANLEY CALIFORNIA INSURED MUN INC
Common Stock
61745P502
178
13,100
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTER GOVT INCOME TR
Common Stock
61745P106
12,078
1,361,645
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTER INSD MUN INC TR
Common Stock
61745P791
6,478
461,100
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTER MUN PREM INCOME
Common Stock
61745P429
1,184
129,775
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTER QUAL MUN SECS
Common Stock
61745P585
4,277
299,095
Sole
N/a
Sole
MORGAN STANLEY DEAN WITTR NY QUAL MUN SECS
Common Stock
61745P528
3,225
232,830
Sole
N/a
Sole
MORGAN STANLEY INCOME SEC INC
Common Stock
61745P874
3,824
241,445
Sole
N/a
Sole
MORGAN STANLEY INSURED MUNICIPAL TRUST
Common Stock
61745P866
3,137
226,650
Sole
N/a
Sole
MORGAN STANLEY QUALITY MUNICIPAL INVESTMT
Common Stock
61745P668
2,431
176,150
Sole
N/a
Sole
MSDW INSURED MUNICIPAL BOND
Common Stock
61745p817
1,890
132,200
Sole
N/a
Sole
MSDW QUALITY MUNICIPAL INCOME
Common Stock
61745P734
2,779
199,785
Sole
N/a
Sole
MUNICIPAL ADVANTAGE FUND INC.
Common Stock
626189104
2,758
216,160
Sole
N/a
Sole
NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND
Common Stock
64127J102
383
18,700
Sole
N/a
Sole
NEUBERGER BERMAN INCOME OPP FD
Common Stock
64126L108
339
22,900
Sole
N/a
Sole
NEUBERGER BERMAN INTERMEDIATE MUNI FUND
Common Stock
64124P101
705
50,889
Sole
N/a
Sole
NEUBERGER BERMAN NY INTMD MU
Common Stock
64124k102
226
16,400
Sole
N/a
Sole
NEUBERGER BERMAN REAL ESTATE INCOME FUND
Common Stock
64126D106
1,092
48,830
Sole
N/a
Sole
NEUBERGER BERMAN REALTY, INC.
Common Stock
64126G109
224
11,910
Sole
N/a
Sole
NEW AMERICA HIGH INCOME FUND, INC.
Common Stock
641876107
22
10,000
Sole
N/a
Sole
NEW GERMANY FUND
Common Stock
644465106
15,308
1,462,045
Sole
N/a
Sole
NEW IRELAND FUND, INC.
Common Stock
645673104
3,452
148,480
Sole
N/a
Sole
NUVEEN INS NY T/F ADV MUNI
Common Stock
670656107
885
63,100
Sole
N/a
Sole
NUVEEN PREFERRED & CONVERTIBLE INC FD 2
Common Stock
67073D102
405
32,290
Sole
N/a
Sole
NUVEEN PREMIER MUNI INC FD
Common Stock
670988104
1,792
127,800
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI FD 4
Common Stock
6706K4105
1,211
94,600
Sole
N/a
Sole
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
Common Stock
67063C106
501
36,950
Sole
N/a
Sole
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
Common Stock
67063X100
2,193
165,535
Sole
N/a
Sole
PETROLEUM & RESOURCES CORPORATION
Common Stock
716549100
377
10,800
Sole
N/a
Sole
PIONEER INTEREST SHARES, INC.
Common Stock
723703104
2,363
212,080
Sole
N/a
Sole
PIONEER TAX ADV BALANCE FUND
Common Stock
72388R101
3,622
283,840
Sole
N/a
Sole
PUTNAM HIGH INCOME BOND FUND
Common Stock
746779107
209
27,170
Sole
N/a
Sole
PUTNAM HIGH YIELD MUNICIPAL TRUST
Common Stock
746781103
851
122,600
Sole
N/a
Sole
PUTNAM INVESTMENT GRADE MUNICIPAL TRUST
Common Stock
746805100
5,735
599,250
Sole
N/a
Sole
PUTNAM MANAGED MUNICIPAL INCOME TRUST
Common Stock
746823103
974
129,800
Sole
N/a
Sole
PUTNAM MASTER INTERMEDIATE INCOME TRUST
Common Stock
746909100
85
13,530
Sole
N/a
Sole
PUTNAM MUNICIPAL BOND FUND, INC.
Common Stock
74683V100
1,680
132,250
Sole
N/a
Sole
PUTNAM MUNICIPAL OPPORTUNITIES TRUST
Common Stock
746922103
5,473
461,888
Sole
N/a
Sole
PUTNAM NY INVESTMENT GRADE MUNICIPAL TRUST
Common Stock
746921105
1,722
143,940
Sole
N/a
Sole
PUTNAM PREMIER INCOME TRUST
Common Stock
746853100
1,971
315,914
Sole
N/a
Sole
PUTNAM TAX-FREE HEALTH CARE FUND
Common Stock
746920107
702
57,835
Sole
N/a
Sole
REAL ESTATE INCOME FUND, INC.
Common Stock
755881109
2,102
110,002
Sole
N/a
Sole
RYDEX S&P EQUAL WEIGHT ETF
Common Stock
78355W106
9,275
56,981
Sole
N/a
Sole
S & P MID-CAP 400 DEPOSITARY RECEIPTS
Common Stock
595635103
3,470
26,507
Sole
N/a
Sole
S&P 500 GEARED FUND INC.
Common Stock
78381r105
269
13,185
Sole
N/a
Sole
S&P QUAL RANK GL EQ MGD TRST
Common Stock
783834104
682
47,028
Sole
N/a
Sole
SALOMON BROS 2008 WORLDWIDE DOLLAR GOVT TR
Common Stock
79548R103
2,034
188,295
Sole
N/a
Sole
SALOMON BROS HIGH INC FD II
Common Stock
794907105
135
13,000
Sole
N/a
Sole
SALOMON BROTHERS CAP & INC
Common Stock
795500107
2,545
142,965
Sole
N/a
Sole
SALOMON BROTHERS FUND INC
Common Stock
795477108
13,756
976,998
Sole
N/a
Sole
SALOMON BROTHERS INFL MGMT
Common Stock
79550V109
4,058
229,016
Sole
N/a
Sole
SALOMON BROTHERS MUNI PARTNRS II
Common Stock
794918102
5,284
394,625
Sole
N/a
Sole
SALOMON BROTHERS MUNI PTR FD
Common Stock
794916106
4,598
328,690
Sole
N/a
Sole
SCUDDER GLBL COMMODITIES STK
Common Stock
81114Y108
6,464
389,155
Sole
N/a
Sole
SCUDDER GLOBAL HIGH INCOME
Common Stock
81115E101
92
11,200
Sole
N/a
Sole
SCUDDER NEW ASIA FUND
Common Stock
811183102
3,502
184,049
Sole
N/a
Sole
SCUDDER RREEF REAL ESTATE FUND
Common Stock
81119Q100
2,397
110,400
Sole
N/a
Sole
SCUDDER RREEF REAL ESTATE FUND II
Common Stock
81119R108
662
40,470
Sole
N/a
Sole
SELIGMAN QUALITY MUNICIPAL FUND
Common Stock
816343107
3,560
283,250
Sole
N/a
Sole
SELIGMAN SELECT MUNICIPAL FUND
Common Stock
816344105
1,191
114,787
Sole
N/a
Sole
SINGAPORE FUND
Common Stock
82929L109
1,493
159,035
Sole
N/a
Sole
SUNSET FINANCIAL RESOURCES - FIDELITY RES
Common Stock
867708109
308
38,300
Sole
N/a
Sole
SWISS HELVETIA FUND
Common Stock
870875101
6,455
433,528
Sole
N/a
Sole
TAIWAN FUND, INC.
Common Stock
874036106
396
29,254
Sole
N/a
Sole
TCW CONVERTIBLE SECURITIES FUND
Common Stock
872340104
2,350
470,005
Sole
N/a
Sole
TEMPLETON DRAGON FUND, INC.
Common Stock
88018T101
1,212
61,993
Sole
N/a
Sole
THE GERMANY FUND INC.
Common Stock
374143105
1,032
119,260
Sole
N/a
Sole
TRI-CONTINENTAL CORPORATION
Common Stock
895436103
27,954
1,530,897
Sole
N/a
Sole
TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
Common Stock
87280R108
880
64,400
Sole
N/a
Sole
VAN KAMPEN AM CAP MUNI INCOME
Common Stock
920909108
5,882
670,640
Sole
N/a
Sole
VAN KAMPEN AMCAP IN FL COM
Common Stock
920932100
1,338
88,100
Sole
N/a
Sole
VAN KAMPEN AMCAP MUN OPPORTUN II
Common Stock
920944105
246
18,100
Sole
N/a
Sole
VAN KAMPEN AMCAP NY QL COM
Common Stock
920922101
1,366
90,935
Sole
N/a
Sole
VAN KAMPEN AMCAP NY VL COM
Common Stock
92112Q104
274
18,500
Sole
N/a
Sole
VAN KAMPEN AMCAP VALUE MUNI
Common Stock
921132106
2,654
193,300
Sole
N/a
Sole
VAN KAMPEN AMER CAP ADV MUN
Common Stock
921124103
1,438
98,290
Sole
N/a
Sole
VAN KAMPEN AMER CAP INSD MUN
Common Stock
920928108
482
33,350
Sole
N/a
Sole
VAN KAMPEN AMER CAP MUNI TRUST
Common Stock
920919107
11,039
768,222
Sole
N/a
Sole
VAN KAMPEN AMER TR FOR INV GRADE
Common Stock
920929106
2,960
198,550
Sole
N/a
Sole
VAN KAMPEN BOND FUND
Common Stock
920955101
7,119
405,875
Sole
N/a
Sole
VAN KAMPEN INCOME TRUST
Common Stock
920957107
3,756
649,905
Sole
N/a
Sole
VAN KAMPEN MERRITT FLA COM
Common Stock
920921103
967
66,200
Sole
N/a
Sole
VAN KAMPEN MUNI OPPORTUNITY TRUST
Common Stock
920935103
1,663
114,050
Sole
N/a
Sole
VAN KAMPEN SLECT SECTOR MUNICIPAL TRUST
Common Stock
92112M103
1,569
124,650
Sole
N/a
Sole
VAN KAMPEN STRAT SECTOR MUNIC
Common Stock
920943107
1,862
146,880
Sole
N/a
Sole
WESTERN ASSET CLAY US TREAS INFL PROT 2
Common Stock
95766R104
16,135
1,317,120
Sole
N/a
Sole
WESTERN ASSET INCOME FUND
Common Stock
95766T100
363
24,542
Sole
N/a
Sole
ZWEIG FUND
Common Stock
989834106
6,707
1,260,745
Sole
N/a
Sole
Total Funds: 181


641,025